SUMMARY OF CHANGES IN WARRANTS (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	6,461,999
Weighted Average Exercise Price, Outstanding, Beginning Balance
Number of RSUs outstanding, Ending of the period | shares	8,000,000	6,461,999
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 0.63
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	7,916,797	8,414,819
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 5.08	$ 4.99
Warrants, Excercised		(16,538)
Weighted Average Exercise Price, Exercised		$ 4.51
Warrants, Issued	(8,320,000)	(481,484)
Weighted Average Exercise Price, Issued	$ 0.50	$ 4.61
Warrants, Issued	8,320,000	481,484
Warrants, Expired	(7,661,999)
Weighted Average Exercise Price, Expired	$ 5.89
Number of RSUs outstanding, Ending of the period	8,574,798	7,916,797
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 0.63	$ 5.08